Receivables - Summary of Accounts and Notes Receivables (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 19,571	$ 21,472	$ 22,148
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	10,910	11,978	12,485
Wholesale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	8,611	9,400	9,522
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 50	$ 94	$ 141